Supplement dated June 27, 2022
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Small Cap Equity Strategies Fund (the Fund)	1/1/2022
On June 23, 2022, the Fund's Board of Trustees approved the addition of Jacobs Levy Equity Management, Inc. (Jacobs Levy) to manage a portion of the Fund's portfolio, effective on or about July 18, 2022 (the Effective Date). Additionally, on the Effective Date, all references to Jason Hans, Ernesto Ramos, and the Columbia Management – Integrated Small Cap Value Strategy Sleeve are hereby deleted from, and the following changes are hereby made to, the Fund's prospectus and summary prospectus.
On the Effective Date, the last two paragraphs under the section "Principal Investment Strategies" in the Summary Prospectus and under the subsection "Principal Investment Strategies" in the "Summary of the Fund" section of the Prospectus, as well as the last two paragraphs under the subsection "Principal Investment Strategies" in the "More Information About the Fund" section of the Prospectus are hereby superseded and replaced with the following:
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve of the Fund and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are Conestoga Capital Advisors, LLC (Conestoga), Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley), J.P. Morgan Investment Management Inc. (JPMIM), and Jacobs Levy Equity Management, Inc. (Jacobs Levy). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve and may change these allocations at any time.
Each sleeve manager’s investment strategy may involve the frequent trading of portfolio securities. One or more of the Fund’s subadvisers use quantitative methods to identify investment opportunities and construct their portion of the Fund’s portfolio.
The rest of the section remains the same.
On the Effective Date, the information under the subsection “Principal Risks” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby revised to add Quantitative Model Risk to the first sentence of the lead-in paragraph and the following as a Principal Risk of the Fund:
Quantitative Model Risk. Quantitative models used by the Fund may not effectively identify purchases and sales of Fund investments and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model’s assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.
The rest of the section remains the same.
On the Effective Date, the following information is added to the section “Fund Management” in the Summary Prospectus and the "Summary of the Fund — Fund Management" section of the Prospectus:
Subadviser: Jacobs Levy Equity Management, Inc. (Jacobs Levy)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Bruce Jacobs, Ph.D.	Co-Chief Investment Officer, Portfolio Manager and Co-Director of Research of Jacobs Levy	Co-Portfolio Manager	July 2022
Kenneth Levy, CFA	Co-Chief Investment Officer, Portfolio Manager and Co-Director of Research of Jacobs Levy	Co-Portfolio Manager	July 2022
The rest of the section remains the same.
On the Effective Date, the subheading and disclosure under "Columbia Management – Integrated Small Cap Value Strategy Sleeve" in the subsection "Principal Investment Strategies" in the "More Information About the Fund" section of the Prospectus is hereby deleted and the following is added thereto:
Jacobs Levy – Small Cap Value Strategy Sleeve
Jacobs Levy invests in small cap value stocks for the Fund using a dynamic, multidimensional investment process that combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods. Jacobs Levy’s security evaluation process focuses on the modeling of a large number of stocks and proprietary factors, using financial statements, security analyst forecasts, corporate management signals, economic releases, and security prices, as well as alternative and proprietary data sources. This investment approach is intended to promote diversification across securities, industries, and sectors, while managing for known risk exposures relative to the underlying benchmark. The range of models is designed to allow the portfolio to be diversified across exposures to numerous potential opportunities. Jacobs Levy generally considers selling a stock when the return prediction generated by its models, adjusted for risk and expected transaction costs, is notably surpassed by another stock’s return prediction. Partial sales may occur when Jacobs Levy’s investment process determines that these
SUP102_08_012_(06/22)

transactions could benefit portfolio performance or when, as a result of market action, a position has grown to a size that impinges on portfolio risk or liquidity limitations. Sales may also occur under special circumstances; for example, if a company agrees to be acquired, and trades as a merger arbitrage situation, its stock may be sold. Sales can be triggered when necessary valuation data are no longer available; for example, if all security analysts drop coverage of a stock, the position may be sold.
The rest of the section remains the same.
On the Effective Date, the information under the subsection “Principal Risks” in the “More Information About the Fund” section of the Prospectus is hereby revised to add Quantitative Model Risk to the first sentence of the lead-in paragraph and the following as a Principal Risk of the Fund:
Quantitative Model Risk. Quantitative models used by the Fund may not effectively identify purchases and sales of Fund investments and may cause the Fund to underperform other investment strategies for short or long periods of time. Performance will depend upon the quality and accuracy of the assumptions, theories and framework upon which a quantitative model is based. The success of a quantitative model will depend upon the model’s accurate reflection of market conditions, with proper adjustments as market conditions change over time. Adjustments, or lack of adjustments, to the models, including as conditions change, as well as any errors or imperfections in the models, could adversely affect Fund performance. Quantitative model performance depends upon the quality of its design and effective execution under actual market conditions. Even a well-designed quantitative model cannot be expected to perform well in all market conditions or across all time intervals. Quantitative models may underperform in certain market environments including stressed or volatile market conditions. Effective execution may depend, in part, upon subjective selection and application of factors and data inputs used by the quantitative model. Discretion may be used by the portfolio management team when determining the data collected and incorporated into a quantitative model. Shareholders should be aware that there is no guarantee that any specific data or type of data can or will be used in a quantitative model. The portfolio management team may also use discretion when interpreting and applying the results of a quantitative model, including emphasizing, discounting or disregarding its outputs. It is not possible or practicable for a quantitative model to factor in all relevant, available data. There is no guarantee that the data actually utilized in a quantitative model will be the most accurate data available or be free from errors. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.
The rest of the section remains the same.
On the Effective Date, the following information is added under the caption “The Investment Manager” in the “More Information About the Fund — Primary Service Provider Contracts” section of the Prospectus:
A discussion regarding the basis for the Board’s approval of the adoption of the investment subadvisory agreement with Jacobs Levy will be available in the Fund’s annual report to shareholders for the fiscal year ending August 31, 2022.
The rest of the section remains the same.
On the Effective Date, the following information is added under the caption “Subadvisers” in the “More Information About the Fund — Primary Service Provider Contracts” section of the Prospectus:
Jacobs Levy, which has served as Subadviser to the Fund since July 2022, is located at 100 Campus Drive, 4th Floor East, Florham Park, NJ 07932. Jacobs Levy, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio under a subadvisory agreement with Columbia Management. Jacobs Levy, a New Jersey corporation, was founded in September 1986. Jacobs Levy’s core business activity is managing U.S. equity portfolios for its clients, which include institutions with separately managed accounts, registered investment companies, and pooled investment vehicles intended for sophisticated, institutional investors.
The rest of the section remains the same.
On the Effective Date, the following information is added under the caption “Portfolio Managers” in the “More Information About the Fund — Primary Service Provider Contracts” section of the Prospectus:
Subadviser: Jacobs Levy Equity Management, Inc. (Jacobs Levy)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Bruce Jacobs, Ph.D.	Co-Chief Investment Officer, Portfolio Manager and Co-Director of Research of Jacobs Levy	Co-Portfolio Manager	July 2022
Kenneth Levy, CFA	Co-Chief Investment Officer, Portfolio Manager and Co-Director of Research of Jacobs Levy	Co-Portfolio Manager	July 2022
Dr. Jacobs is a Principal and Co-Founder of Jacobs Levy, which was established in 1986. Dr. Jacobs began his investment career in 1982 and earned a B.A. from Columbia College, an M.S. from Columbia University, an M.S.I.A. from Carnegie Mellon University, and an M.A. and a Ph.D. from the University of Pennsylvania’s Wharton School.
Mr. Levy is a Principal and Co-Founder of Jacobs Levy, which was established in 1986. Mr. Levy began his investment career in 1982 and earned a B.A. from Cornell University and an M.B.A. and an M.A. from the University of Pennsylvania’s Wharton School.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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